INCOME AND EXPENSES (Details) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Jun. 30, 2020
Finance income [Abstract]
Interest income	$ 17,407		$ 146,825
Total finance income	17,407		146,825
Finance costs [Abstract]
Interest on loans and borrowings	(138,347)		(4,840)
Interest on lease liabilities	(17,861)		(34,313)
Total finance costs	(156,208)		(39,153)
Depreciation [Abstract]
Depreciation of property, plant and equipment	(27,869)		(44,314)	$ (84,512)
Total depreciation	(27,869)		(44,314)
Other income and expenses [Abstract]
Repayment of government grant	(138,100)	[1]	0
Net foreign exchange gain	100,152		46,171
Total other income and expenses	$ (37,948)		$ 46,171
Percentage of received funds repaid	100.00%

[1]	During the half year, the Group voluntarily repaid 100% of the funds it received during fiscal 2020 under the Paycheck Protection Program, a business loan program established by the 2020 US Federal Government Coronavirus Aid, Relief, and Economic Security Act (CARES Act). The funds were not required to be repaid, but as part of good corporate social responsibility the Group chose to voluntarily repay in full.